Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

14. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB	USD
Payroll and welfare payables	128,521	149,415	21,366
Other liabilities	13,367	63,434	9,071
Total	141,888	212,849	30,437

Other liabilities primarily include:

Accrued consultation fees – professional fees incurred but not yet paid for consulting, legal, audit, and other advisory services;

Staff costs for outsourced personnel – social security contributions, and housing provident fund payments payable on behalf of outsourced personnel engaged in the Group’s employee management services;

Fund transaction payables – temporary payables arising from cash transactions and fund settlements with third parties;

Deposits – refundable deposits received from business partners, customers, or other third parties as collateral for performance or cooperation arrangements;

Other miscellaneous payables – various other short-term payables expected to be settled within one year.Other liabilities include accrued consultation fees, staff costs for outsourced personnel, fund transaction payables, and deposits.